Result on Disposal of Group Companies - Summary of Result on Disposal of Group Companies (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Gains Losses on Disposals of Non-current Assets [Line Items]
Gain loss on disposal of companies	€ 1	€ 1	€ 2
Baring Private Equity Partners [member]
Disclosure of Gains Losses on Disposals of Non-current Assets [Line Items]
Gain loss on disposal of companies	€ 1	€ 1	7
ING Lease UK [member]
Disclosure of Gains Losses on Disposals of Non-current Assets [Line Items]
Gain loss on disposal of companies			€ (5)